Net Loss per Share - Schedule of Earnings Per Share (Detail) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2019 CNY (¥) ¥ / shares shares	Dec. 31, 2018 CNY (¥) ¥ / shares shares	Dec. 31, 2017 CNY (¥) ¥ / shares shares
Numerator:
Net loss attributable to Gridsum Holding Inc.	$ (77,269)	¥ (537,929)	¥ (521,325)	¥ (238,996)
Numerator for basic and diluted net loss per share | ¥		¥ (537,929)	¥ (521,325)	¥ (238,996)
Denominator:
Weighted average number of ordinary shares outstanding, basic and diluted | shares	33,810,862	33,810,862	30,827,600	30,243,250
Net loss per share attributable to Gridsum's ordinary shareholders-Basic and diluted | (per share)	$ (2.29)	¥ (15.91)	¥ (16.91)	¥ (7.90)